Accumulated other comprehensive income (loss) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Apr. 02, 2012	Dec. 31, 2011	Aug. 01, 2008
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss), start of period		$ (3,898)	$ (6,433)		$ (6,328)
Other comprehensive income (loss), before reclassifications		(2,832)	2,025
Amounts reclassified from accumulated other comprehensive (income) loss		299	510
Other comprehensive income (loss)		(2,533)	2,535
Accumulated other comprehensive income (loss), end of period		(6,431)	(3,898)		(6,328)
Noncontrolling Interest, Ownership Percentage by Parent				100.00%		67.00%
Noncontrolling interest share redemption reclassified to Accumulated other comprehensive income (loss)	107
Foreign currency translation reclassified to Accumulated other comprehensive income (loss)	167
Pension and other postretirement benefits reclassified to Accumulated other comprehensive income (loss)	(61)
Available for sale securities reclassified to Accumulated other comprehensive income (loss)	1
Foreign currency translation
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss), start of period		176	456		206
Other comprehensive income (loss), before reclassifications		(1,164)	(280)
Amounts reclassified from accumulated other comprehensive (income) loss		0	0
Other comprehensive income (loss)		(1,164)	(280)
Accumulated other comprehensive income (loss), end of period		(988)	176		206
Pension and other postretirement benefits
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss), start of period		(4,152)	(6,914)		(6,568)
Other comprehensive income (loss), before reclassifications		(1,574)	2,280
Amounts reclassified from accumulated other comprehensive (income) loss		319	482
Other comprehensive income (loss)		(1,255)	2,762
Accumulated other comprehensive income (loss), end of period		(5,407)	(4,152)		(6,568)
Derivative financial instruments
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss), start of period		(5)	(42)		(10)
Other comprehensive income (loss), before reclassifications		(118)	(4)
Amounts reclassified from accumulated other comprehensive (income) loss		4	41
Other comprehensive income (loss)		(114)	37
Accumulated other comprehensive income (loss), end of period		(119)	(5)		(10)
Available-for-sale securities
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss), start of period		83	67		44
Other comprehensive income (loss), before reclassifications		24	29
Amounts reclassified from accumulated other comprehensive (income) loss		(24)	(13)
Other comprehensive income (loss)		0	16
Accumulated other comprehensive income (loss), end of period		$ 83	$ 83		$ 44